INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

6           INVESTMENTS

a)   Investment at fair value through profit or loss consist of the following:

	2019	2018
	S/(000)	S/(000)

Government treasury bonds (i)	1,276,573	1,318,311
Mutual funds	593,552	397,918
Restricted mutual funds (ii)	460,086	407,350
Corporate bonds	326,673	160,006
Investment funds	327,659	179,015
Participation in RAL Funds (iii)	300,398	445,039
Central Bank of Chile bonds	182,540	30,382
Shares	83,085	101,068
Subordinated bonds	80,084	94,413
Royalty Pharma (iv)	68,584	56,787
Multilateral organization bonds	53,353	193,395
Others	93,204	123,892
Balance before accrued interest	3,845,791	3,507,576
Accrued interest	4,971	4,869
Total	3,850,762	3,512,445

(i)  At December 31, 2019 and 2018 the balance of these instruments includes the following government treasury bonds:

	2019	2018
	S/(000)	S/(000)
Colombian Treasury bonds	1,102,865	1,259,516
Peruvian Treasury bonds	95,308	58,795
U.S. treasury and federal agency bonds	78,400	—
Total	1,276,573	1,318,311

(ii)  The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

(iii)  At December 31, 2019, these funds are approximately S/166.9 million in bolivianos and S/133.5 million in U.S. Dollars (S/174.3 million in bolivianos and S/270.7 million in U.S. Dollars at December 31, 2018) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(iv)  It corresponds to participations in RPI International Holding, LP, who invests in a series of subordinate funds whose objective is to invest in Royalty Pharma Investments, an investment fund established under the laws of Ireland. This investment fund is dedicated to buying medical and biotechnology patents. Participations in RPI International Holdings, LP, are not liquid and require authorization for negotiation.

During the year of 2019 and 2018, the Group has received dividends from these participations for S/3,610.7 and S/3,689.4, respectively; which are presented in the item of “Interest and similar income” of the consolidated statement of income.

b)   Investments at fair value through other comprehensive income consist of the following:

	2019				2018
		Unrealized gross amount				Unrealized gross amount
	Amortized			Estimated	Amortized			Estimated
	cost	Profits	Losses	fair value	cost	Profits	Losses	fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate bonds (i)	7,974,080	706,394	(8,322)	8,672,152	8,263,943	208,409	(182,479)	8,289,873
Certificates of deposit BCRP (ii)	8,649,885	15,388	(1)	8,665,272	9,833,776	189	(4,381)	9,829,584
Government treasury bonds (iii)	6,009,137	690,048	(1,109)	6,698,076	4,977,422	260,939	(47,613)	5,190,748
Securitization instruments (iv)	580,778	53,328	(8,344)	625,762	505,976	22,492	(9,980)	518,488
Negotiable certificates of deposit	369,016	856	(303)	369,569	280,828	2,981	(250)	283,559
Subordinated bonds	150,172	14,085	(100)	164,157	163,891	3,900	(2,443)	165,348
Others	167,529	7,896	—	175,425	54,384	240	(681)	53,943
	23,900,597	1,487,995	(18,179)	25,370,413	24,080,220	499,150	(247,827)	24,331,543
Equity instruments designated at the initial recognition

Shares issued by:
Alicorp S.A.A.	12,198	201,567	—	213,765	12,198	218,994	—	231,192
Inversiones Centenario	112,647	195,305	—	307,952	112,647	236,063	—	348,710
Bolsa de Valores de Lima	19,423	2,115	—	21,538	19,698	9,363	—	29,061
Bolsa de Comercio de Santiago	4,964	5,688	—	10,652	8,808	5,360	—	14,168
Compañía Universal Textil S.A.	9,597	248	(3,432)	6,413	9,597	248	(3,397)	6,448
Pagos Digitales Peruanos S.A.	5,197	—	—	5,197	4,717	—	—	4,717
Corporación Andina de Fomento	4,441	181	—	4,622	4,428	57	—	4,485
Bolsa de Valores de Colombia	872	4,070	(53)	4,889	4,681	1,958	—	6,639
Others	2,638	1,533	—	4,171	2,858	1,192	—	4,050
	171,977	410,707	(3,485)	579,199	179,632	473,235	(3,397)	649,470

Balance before accrued interest	24,072,574	1,898,702	(21,664)	25,949,612	24,259,852	972,385	(251,224)	24,981,013
Accrued interest				253,111				214,822
Total				26,202,723				25,195,835

The Management of Credicorp has determined that the unrealized losses on investment at fair value through other comprehensive income at December 31, 2019 and 2018 are of a temporary nature, considering factors such as intended strategy in relation with the identified security or portfolio, its underlying collateral and credit rating of the issuers. During 2019, as a result of assesment of the impairment of its investments at fair value through other comprehensive income, the Group recorded a recovery of credit loss of S/0.7 million (recovery of credit loss of S/1.9 million during the year 2018), which is shown in “Net gain on securities” in the consolidated statement of income. Also, Management has decided and has the ability to hold each investment for a period of time sufficient to allow for an anticipated recovery in fair value, until the earlier of its anticipated recovery or maturity.

The movement of the “Reserve for investments at fair value through other comprehensive income” net of deferred income tax and non-controlling interest, is shown in note 18(c).

During 2019 and 2018, the Group has not reclassified instruments from the portfolio of investments at fair value through other comprehensive income to investments at amortized cost.

The maturities and annual market rates of investments at fair value through other comprehensive income during the years of 2019 and 2018, are as follows:

			Annual effective interest rate
			2019						2018
							Other						Other
			S/		US$		currencies		S/		US$		currencies
	Maturities		Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
	2019	2018	%	%	%	%	%	%	%	%	%	%	%	%
Corporate bonds	Jan-2020 / Feb-2065	Jan-2019 / Feb-2065	1.09	8.16	0.47	8.25	0.62	6.55	1.49	11.90	1.16	11.39	0.94	8.39
Certificates of deposit BCRP	Jan-2020 / Jul-2021	Jan-2019 / Jun-2020	2.02	2.35	—	—	—	—	2.59	3.04	—	—	—	—
Government treasury bonds	Jan-2020 / Feb-2055	Jan-2019 / Feb-2055	0.55	5.31	1.11	4.61	0.43	0.82	2.37	6.50	1.22	7.07	0.60	0.60
Securitization instruments	May-2020 / Sep-2045	Jun-2019 / Sep-2045	2.46	13.26	3.08	9.14	1.68	6.00	3.40	14.81	4.56	6.85	1.68	6.00
Negotiable certificates of deposits	Jan-2020 / Dec 2026	Jan-2019 / Dec-2026	3.27	4.01	2.48	2.68	1.00	4.98	4.54	4.54	—	—	1.40	4.98
Subordinated bonds	Apr-2022 / Aug-2045	Jan-2021 / Feb-2057	1.21	5.52	3.27	5.23	1.53	1.53	3.21	7.41	3.60	7.26	2.52	2.52
Others	Jan-2020 / Jan-2028	Oct-2019 / Jun-2021	1.95	3.73	4.73	6.92	—	—	4.24	6.14	—	—	—	—

At December 31, 2019, the Group maintains IRS, which have been designated as fair value hedges of certain bonds at a fixed rate in U.S. Dollars, issued by Government treasury bonds, corporate and multilateral organization entities, classified as investments at fair value through other comprehensive income,for a notional amount of S/618.8 million (S/923.9 million at December 31, 2018),see note 13(b); through these IRS these bonds were economically converted to a variable rate.

Likewise, at December 31,2019, the Group entered into repurchase agreement transactions for corporate bonds, multilateral organization bonds and foreign government bonds classified as investments at fair value through other comprehensive income, for an estimated fair value of S/1,588.7 million (S/2,138.9 million at December 31, 2018), of which the related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).

(i)  At December 31, 2019 the most significant individual unrealized loss amounted to approximately S/1.5 million (S/8.2 million at December 31, 2018).

Likewise, at December 31,2019, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a notional amount of S/107.4  million (S/136.1 million at December 31, 2018), see note 13(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

In December 2018, according to the foreign exchange exposure strategy, the Group discontinued the cash flow hedge of a certain corporate bond through the liquidation of the CCS whose notional amount at that date amounted to US$13.0 million, equivalent to S/43.8 million.

(ii)  At December 31, 2019, the Group maintains 87,530 certificates of deposits BCRP (99,587 at December 31, 2018); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles.

(iii)  At December 31, 2019 and 2018, the balance includes the following Government Treasury Bonds:

	2019	2018
	S/(000)	S/(000)
Peruvian treasury bonds	5,959,066	4,706,121
U.S. treasury and federal agency bonds	391,475	82,477
Chilean treasury bonds	173,364	119,517
Bolivian treasury bonds	72,516	90,370
Colombian treasury bonds	61,009	137,936
Others	40,646	54,327
Total	6,698,076	5,190,748

At December 31, 2018, the Group maintained CCS, which were designated as cash flow hedges of certain government treasury bonds for a notional amount of S/77.8 million, see note 13(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate. The CCS matured in March 2019.

(iv)  At December 31, 2019 and 2018, the balance of securitization instruments includes the following:

	2019	2018
	S/(000)	S/(000)
Inmuebles Panamericana	169,959	153,953
Abengoa Transmisión del Norte	87,377	80,948
Industrias de Aceite S.A.	32,050	48,231
Homecenters Peruanos S.A.	35,269	32,520
Others	301,107	202,836
Total	625,762	518,488

The bonds have semiannual payments until 2045.The pool of underlying assets consists mainly of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte), accounts receivable for the transformation and commercialization of agribusiness products (Industrias de Aceite S.A.) and accounts receivable for commercialization of construction products (Homecenters Peruanos S.A.).

c)   Amortized cost investments consist of the following:

	2019
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	3,277,667	3,694,631
Foreign government bonds (i)	21,168	21,168
Certificates of payment on work progress (CRPAO) (ii)	100,298	103,015
Sub total	3,399,133	3,818,814
Accrued interest	78,180	78,180
Total investments at amortized cost	3,477,313	3,896,994
Provision for credit losses	(267)	(267)
Total investments at amortized cost, net	3,477,046	3,896,727

	2018
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	3,167,666	3,169,229
Foreign government bonds (i)	347,824	347,502
Peruvian treasury bonds (i)	215,769	215,787
Corporate bonds (i)	220,583	218,373
Certificates of payment on work progress (CRPAO) (ii)	117,173	117,209
Sub total	4,069,015	4,068,100
Accrued interest	87,357	87,357
Total investments at amortized cost	4,156,372	4,155,457
Provision for credit losses	(1,534)	(1,534)
Total investments at amortized cost, net	4,154,838	4,153,923

(i)  At December 31, 2019, said bonds have maturities between January 2020 and February 2042, accruing interest at an annual effective interest rate between 2.14 percent and 5.28 percent on bonds denominated in soles and between 0.45 percent and 2.53 percent annual on bonds issued in other currencies. (at December 31, 2018 have maturities between January 2019 and February 2042, accruing interest at an annual effective interest rate between 3.15 percent and 6.24 percent on bonds denominated in soles and between 1.22 percent and 5.56 percent on bonds in U.S. Dollars).

Likewise, Credicorp Management has determined that at December 31, 2018, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

At December 31, 2019, the Group has repurchase agreement transactions for investments at amortized cost for an estimated fair value of S/1,569.3 million (S/2,953.3 million at December 31, 2018), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).

(ii)  At December 31, 2019 there are 153 certificates of Annual Recognition of Payment on Work Progress - CRPAO from Spanish acronym (185 CRPAOs at December 31, 2018 ), issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2020 and April 2026, accruing interest at an annual effective rate between 3.74 percent and 4.67 percent at December 31, 2019 (between January 2019 and April 2026, accruing interest at an annual effective rate between 4.72 percent and 6.02 percent at December 31, 2018).

On July 30, 2019, the Assets and Liabilities Committee (ALCO) approved the request to change the Atlantic Security Bank (ASB) business model to manage its investments according to its new balance sheet structure, which generated a reclassification of the entire investment portfolio classified as amortized cost to the investment portfolio at fair value with through other comprehensive income and then sell them and acquire new investments that adapt to the new investment portfolio strategy.

The value of the investments at amortized cost as of July 30, 2019 amounted to US$73,030.4 (in thousands) with a fluctuation amounting to US$2,117.5 (in thousands), with a market value of US$ 75,147.9 (in thousands) and finally an expected credit loss of US$82.4 (in thousands). The fluctuation and expected credit loss were recorded in other comprehensive income.

d)   The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2019
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	237,624	2,420,464	9,969
From 3 months to 1 year	269,199	6,694,486	908,271
From 1 to 3 years	472,215	2,155,053	42,440
From 3 to 5 years	289,393	2,961,767	690,289
More than 5 years	1,029,883	11,138,643	1,748,164
Without maturity	1,547,477	579,199	—
Total	3,845,791	25,949,612	3,399,133

	2018
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	318,648	4,280,152	372,525
From 3 months to 1 year	197,829	5,842,026	208,812
From 1 to 3 years	485,333	2,145,494	1,094,660
From 3 to 5 years	152,083	1,722,051	273,343
More than 5 years	871,020	10,341,820	2,119,675
Without maturity	1,482,663	649,470	—
Total	3,507,576	24,981,013	4,069,015